CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS' DEFICIT - Fair value of Contingent (Details) - Second Company Repurchase	1 Months Ended	12 Months Ended
	Sep. 30, 2018 USD ($) $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 USD ($)	Jun. 30, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($)
Equity, Class of Treasury Stock [Line Items]
Fair value of contingent repurchase feature | $ / shares		$ 3.79
Aggregate carrying amount of shares extinguished			$ 14,300,000
Current price/ Price per share
Equity, Class of Treasury Stock [Line Items]
Fair value of the contingent repurchase feature	1.24
Exercise price
Equity, Class of Treasury Stock [Line Items]
Fair value of the contingent repurchase feature	5.30
Expected term
Equity, Class of Treasury Stock [Line Items]
Fair value of the contingent repurchase feature	0.5
Volatility
Equity, Class of Treasury Stock [Line Items]
Fair value of the contingent repurchase feature	55.00
Interest rate (coupon rate)
Equity, Class of Treasury Stock [Line Items]
Fair value of the contingent repurchase feature	2.36
Yield (market rate)
Equity, Class of Treasury Stock [Line Items]
Fair value of the contingent repurchase feature	0.00
Series C
Equity, Class of Treasury Stock [Line Items]
Fair value of preferred shares prior to extinguishment | $ / shares	$ 1.24
Fair value of preferred shares after extinguishment | $ / shares	5.03
Fair value of contingent repurchase feature | $ / shares	3.79
Carrying value of each share | $ / shares	$ 2.42			$ 5.03
Aggregate carrying amount of shares extinguished					$ 32,000,000.0
Adjustment to additional paid-in capital related to excess fair value paid over carrying amount			$ 2,500,000		9,400,000
Increase in accumulated deficit related to excess fair value paid over carrying amount					$ 22,600,000
Series C | Current price/ Price per share
Equity, Class of Treasury Stock [Line Items]
Series C convertible preferred shares				2.42
Series C | Current price/ Price per share | Minimum
Equity, Class of Treasury Stock [Line Items]
Series C convertible preferred shares	2.06
Series C | Current price/ Price per share | Maximum
Equity, Class of Treasury Stock [Line Items]
Series C convertible preferred shares	2.42
Series C | Expected term | Minimum
Equity, Class of Treasury Stock [Line Items]
Series C convertible preferred shares	1.7			1.7
Series C | Expected term | Maximum
Equity, Class of Treasury Stock [Line Items]
Series C convertible preferred shares	2.4			2.3
Series C | Volatility
Equity, Class of Treasury Stock [Line Items]
Series C convertible preferred shares	55.00			55.00
Series C | Interest rate (coupon rate) | Minimum
Equity, Class of Treasury Stock [Line Items]
Series C convertible preferred shares	2.71			1.59
Series C | Interest rate (coupon rate) | Maximum
Equity, Class of Treasury Stock [Line Items]
Series C convertible preferred shares	2.81			2.71